PACE® Select Advisors Trust

February 18, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2019, as supplemented.

Includes:

•  UBS Government Money Market Investments Fund (formerly, PACE® Government Money Market Investments)

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Municipal Fixed Income Investments

•  PACE® Global Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (the "funds") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Alternative Strategies Investments ("PACE Alternative Strategies"), a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed DLD Asset Management, LP ("DLD") and Magnetar Asset Management LLC ("Magnetar") to serve as new subadvisors to the fund. DLD and Magnetar assumed investment advisory responsibility with respect to separate portions of PACE Alternative Strategies' portfolio effective on February 14, 2020.

Second, this supplement updates certain information regarding the benchmark index for PACE High Yield Investments.

Third, this supplement updates certain information contained in the Prospectus regarding disclosure of portfolio holdings for the funds.

ZS-1040

I. PACE Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 68 of the Multi-Class Prospectus and page 70 of the Class P Prospectus is revised by inserting the following as the last two bullet points under the fourth paragraph of that section:

•  A "relative value strategy" that seeks to generate risk-adjusted returns that are uncorrelated to the equity or credit markets by isolating opportunities in the convertible bond, high yield and listed options markets.

•  A "merger arbitrage strategy" that seeks to achieve absolute returns utilizing a rule-based approach to investing.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 72 of the Multi-Class Prospectus and page 74 of the Class P Prospectus is revised by inserting the following as the second and third to last sentences of the first paragraph of that section:

DLD Asset Management, LP ("DLD") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Investment manager and advisor(s)" on page 73 of the Multi-Class Prospectus and beginning on page 74 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph of that section with the following:

In addition to UBS AM, WellsCap, First Quadrant, Aberdeen Standard Investments, Sirios, Aviva, PCJ, Kettle Hill, DLD and Magnetar serve as the fund's other subadvisors.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Portfolio management team" on page 73 of the Multi-Class Prospectus and on page 75 of the Class P Prospectus is revised by inserting the following as the last bullet points of that section:

•  DLD—Sundeep Duttaroy, Portfolio Manager, and Mark Friedman, Chief Investment Officer, have been portfolio managers of the fund since February 2020.

•  Magnetar—Devin Dallaire, Chief Investment Officer, Systematic Investing, has been a portfolio manager of the fund since February 2020.

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-captioned "Management process" beginning on page 106 of the Multi-Class Prospectus and page 110 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Wells Capital Management Incorporated ("WellsCap"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Aberdeen Standard Investments"), Sirios Capital Management, L.P. ("Sirios"), Aviva Investors Americas LLC ("Aviva"), PCJ Investment Counsel Ltd. ("PCJ"), Kettle Hill Capital

Management, LLC ("Kettle Hill"), DLD Asset Management, LP ("DLD") and Magnetar Asset Management LLC ("Magnetar") currently serve as the fund's subadvisors.

The same section of each Prospectus is revised by inserting the following as the fourth paragraph of that section:

UBS AM, WellsCap, First Quadrant, Aberdeen Standard Investments, Sirios, Aviva, PCJ, Kettle Hill, DLD and Magnetar employ the following portfolio management strategies:

•  Opportunistic Strategy (UBS AM);

• Long/Short Global Equity Strategy (WellsCap);

• Currency Strategy (First Quadrant);

• Global Multi-Asset Strategy (Aberdeen Standard Investments);

• Liquid Alternative Long/Short Equity Strategy (Sirios);

• Global Unconstrained Multi-Strategy Approach (Aviva);

• Absolute Return Equity Market Neutral Strategy (PCJ);

• Long/Short US Small Cap Equity Strategy (Kettle Hill);

• Relative Value Strategy (DLD); and

• Merger Arbitrage Strategy (Magnetar).

The same section of each Prospectus is revised by inserting the following as the second and third to last paragraphs of that section:

Relative Value Strategy—DLD seeks to combine fundamental research and statistical screens to build a portfolio of primarily shorter duration convertible securities, isolating affordable relative value in the convertible bond, high yield and listed options markets. DLD will target holdings of 20-40 positions within its sleeve of the fund at any given time. DLD's strategy seeks to identify opportunities in four main areas:

•  Put/carry trades that focus on deep in-the-money convertible securities with positive to neutral cash flow, and which create natural hedges for the portfolio.

•  Catalyst/event trading where DLD looks to isolate opportunities through research and probability analysis.

•  Balanced trading that focuses on convertible securities with undervalued option and credit elements.

•  Volatility trading that focuses on short duration convertible securities that are actively trading underlying equity while remaining market neutral.

Merger Arbitrage Strategy—Magnetar uses a merger arbitrage strategy to seek to achieve absolute returns. Magnetar utilizes a rule-based approach to investing and will typically invest in equity securities (including in derivatives linked to the value of the equity securities) of companies that are targets of potential merger transactions by purchasing target company securities at a discount to the expected value of such securities upon completion of the transaction. Typically, in an announced cash-for-stock or stock-for-stock transaction, Magnetar will buy equity securities of the target company, and in the case of a stock-for-stock transaction, Magnetar will also sell short the equity securities of the acquiring company. In either case, Magnetar aims to realize the price differential if and when the transaction closes. Magnetar intends to invest in a portfolio of target company equity securities meeting certain criteria with the intention of systematically capturing risk arbitrage-specific premium, and considers various factors in making investment decisions, including ramp-up periods, subscriptions and redemptions, position entry and exit conditions, market appreciation or depreciation, and desired maximum position sizes. Magnetar expects to use leverage and a variety of hedging techniques including short selling.

The section captioned "Management" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 154 of the Multi-Class Prospectus and page 153 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph of that section with the following:

Wells Capital Management Incorporated ("WellsCap"), First Quadrant, L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Aberdeen Standard Investments"), Sirios Capital Management, L.P. ("Sirios"), Aviva Investors Americas LLC ("Aviva"), PCJ Investment Counsel Ltd. ("PCJ"), Kettle Hill Capital Management, LLC ("Kettle Hill"), DLD Asset Management, LP ("DLD"), and Magnetar Asset Management LLC ("Magnetar") serve as subadvisors for PACE Alternative Strategies Investments.

The same section of each Prospectus is revised by inserting the following as the last paragraphs of that section:

DLD is located at 80 Broad Street, 16th Floor, New York, NY 10004. As of December 31, 2019, DLD had approximately $600 million in assets under management. DLD was founded in 2013, its sole business is asset management and the firm offers a variety of alternative investment products to its clients.

DLD employs a team-based approach to investment research and portfolio management. Sudeep Duttaroy and Mark Friedman are primarily responsible for day-to-day management of the portion of the fund allocated to DLD. Mr. Friedman has over twenty-seven years of experience in the alternative investment industry. Mr. Friedman founded DLD in May 2013, where he serves as Chief Investment Officer and founder. Mr. Duttaroy has been a Portfolio Manager at DLD since 2014 and has 17 years of experience trading convertible bonds across global markets. Prior to his time at DLD, Mr. Duttaroy was a portfolio manager at Amida Capital Management and at AM Investment Partners (a predecessor firm of DLD).

Magnetar Asset Management LLC ("Magnetar") is located at 1603 Orrington Ave, 13th Floor, Evanston, IL 60201. As of December 31, 2019, Magnetar and its affiliates had approximately $12.4 billion in assets under management. Devin Dallaire is primarily responsible for the day-to-day management of the portion of the fund's portfolio allocated to Magnetar.

Devin Dallaire joined an affiliate of Magnetar in 2010, and is Chief Investment Officer of Systematic Investing for Magnetar. Prior to joining Magnetar's affiliate, Mr. Dallaire was a senior investment researcher at Bridgewater Associates, where he was responsible for researching and developing risk management and portfolio construction strategies for their Fundamental Global 68 Macro Fund. Prior to joining Bridgewater Associates, he was head of risk management and quantitative research at Third Point. From 2001 to 2006, he was head of global equity quantitative research at Citadel Investment Group. Mr. Dallaire started his career in 1994 at Stafford Trading where he was head of quantitative research.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 14 of the SAI is revised by replacing the second sentence of the first paragraph of that section with the following:

UBS AM, Wells Capital Management Incorporated ("WellsCap"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Aberdeen Standard Investments"), Sirios Capital Management, L.P. ("Sirios"), Aviva Investors Americas LLC ("Aviva"), PCJ Investment Counsel Ltd. ("PCJ"), Kettle Hill Capital Management, LLC ("Kettle Hill"), DLD Asset Management, LP ("DLD") and Magnetar Asset Management LLC ("Magnetar") serve as the fund's subadvisors.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Alternative Strategies Investments" on page 100 of the SAI is revised by replacing the first sentence of the first paragraph of that section with the following:

Under the current Advisory Agreements for this fund with Wells Capital Management Incorporated ("WellsCap"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Aberdeen Standard Investments"), Sirios Capital Management, L.P. ("Sirios"), Aviva Investors Americas LLC ("Aviva"), PCJ Investment Counsel Ltd. ("PCJ"), Kettle Hill Capital Management, LLC ("Kettle Hill"), DLD Asset Management, LP ("DLD") and Magnetar Asset Management LLC ("Magnetar"), UBS AM (not the fund) pays WellsCap, First Quadrant, Aberdeen Standard Investments, Sirios, Aviva, PCJ, Kettle Hill, DLD and Magnetar a fee based on the fund's average daily net assets that each manages (UBS AM receives no additional compensation from the fund for allocating a portion of its assets to other unaffiliated pooled investment vehicles and index futures).

The same section of the SAI is revised by inserting the following as the last paragraphs of that section:

DLD is a Delaware limited partnership that is majority owned by Mark Friedman, the firm's founder and Chief Investment Officer. TriGran Ventures, LLC owns a minority interest in DLD.

Magnetar is wholly owned and controlled by Magnetar Capital Partners LP ("MCP"), which is controlled by Supernova Management LLC, by virtue of its status as general partner of MCP. MCP is the sole member of a group of affiliated alternative asset managers, including Magnetar.

The section captioned "Proxy voting policies and procedures" and sub-captioned "PACE Alternative Strategies Investments—Wells Capital Management Incorporated, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, Sirios Capital Management, L.P., Aviva Investors Americas LLC, PCJ Investment Counsel Ltd. and Kettle Hill Capital Management, LLC." beginning on page 145 of the SAI is revised by replacing the caption of that section with the following:

PACE Alternative Strategies Investments—Wells Capital Management Incorporated, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, Sirios Capital Management, L.P., Aviva Investors Americas LLC, PCJ Investment Counsel Ltd., Kettle Hill Capital Management, LLC, DLD Asset Management, LP and Magnetar Asset Management LLC.

The same section of the SAI is revised by inserting the following as the last sub-sections of that section:

DLD Asset Management, LP. DLD implements its investment strategy by primarily using fixed income instruments and does not intend to invest in voting securities on behalf of the fund. In general, DLD does not vote proxies on behalf of clients, partially due to (i) the hindrance of archaic voting practices in many emerging markets in which the firm's clients invest and (ii) the potential for voting proxies to result in restrictions on DLD's ability to trade certain underlying securities. As a result, DLD has not adopted any proxy voting policies and procedures with respect to the fund's investments.

Magnetar Asset Management LLC. If a registered investment company client of Magnetar delegates proxy voting responsibility to Magnetar and Magnetar has accepted such delegation Magnetar's proxy voting policy requires Magnetar to vote proxies prudently and solely in the economic interests of, and for the exclusive purpose of providing economic benefits to, clients. Social, political or other objectives unrelated to the value of clients' investments will not be considered.

Magnetar will maintain a record of all proxy ballots received for each RIC client, whether or not voted, that includes the information Magnetar must provide to the RIC client, the client's primary adviser, or the appropriate designee, in connection with Form N-PX.

The section captioned "Portfolio managers" and sub-captioned "PACE Alternative Strategies Investments—Wells Capital Management Incorporated, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, Sirios Capital Management, L.P., Aviva Investors Americas LLC, PCJ Investment Counsel Ltd. and Kettle Hill Capital Management, LLC." beginning on page 213 of the SAI is revised by replacing the caption of that section with the following:

PACE Alternative Strategies Investments—Wells Capital Management Incorporated, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, Sirios Capital Management, L.P., Aviva Investors Americas LLC, PCJ Investment Counsel Ltd., Kettle Hill Capital Management, LLC, DLD Asset Management, LP and Magnetar Asset Management LLC.

The same section of the SAI is revised by inserting the following as the last sub-sections of the section:

DLD Asset Management, LP

Mark Friedman and Sudeep Duttaroy are primarily responsible for the day-to-day management of DLD's allocated portion of the fund's portfolio. The following table provides information relating to other accounts managed by Messrs. Duttaroy and Friedman as of December 31, 2019:

Mark Friedman

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	2
Assets Managed (in millions)	$0	$2	$212
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$2	$212

Sudeep Duttaroy

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	4
Assets Managed (in millions)	$0	$0	$43
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$43

Potential conflicts of interest. There may be certain inherent conflicts of interest that arise in connection with the portfolio managers' management of the fund's investments and the investments of any other accounts that they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, and any soft dollar arrangements that the firm may have in place that could benefit the fund and/or such other accounts. DLD works to ensure that all clients are treated fairly in the execution of orders and allocation of trades. The firm has established trading policies and procedures, including best execution policies and procedures and policies regarding allocation and aggregation of client trades, designed to limit conflicts of interest between the fund and other accounts managed by DLD and its investment personnel.

Compensation. Compensation for portfolio managers includes an annual fixed base salary and a variable performance-based bonus. Mark Friedman is the majority owner of DLD, which entitles him to a portion of the firm's profits.

Ownership of fund shares. As of December 31, 2019, the portfolio managers did not own any shares of the fund.

Magnetar Asset Management LLC

Devin Dallaire is primarily responsible for the day-to-day management of Magnetar's allocated portion of the fund's portfolio. The following table provides information relating to other accounts managed by him as of December 31, 2019:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	3	6	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$660.5	$1,999.5	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$244.7	$0

Potential conflicts of interest. It is generally Magnetar's policy that investment decisions for all accounts managed by the portfolio manager be made based on a consideration of each client's investment objectives, investment policies and guidelines, and other specific account requirements or restrictions. The portfolio manager may manage accounts with similar or differing investment strategies. The portfolio manager may take positions in other accounts opposite to those taken by the fund. These positions could adversely affect the performance of investments held by the fund.

General conflicts of interest may include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the fund's ability to take full advantage of the investment opportunity. When Magnetar deems the purchase or sale of a security to be in the best interest of the fund as well as of other accounts managed by a portfolio manager, Magnetar, to the extent permitted by applicable laws and regulations, may aggregate orders of the fund and those other accounts for the purchase or sale of the security. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Magnetar in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the fund and to such other accounts. When determining allocation among accounts managed by a portfolio manager, Magnetar takes into consideration the different investment mandates and investment strategies applicable to such accounts, current investment positions of such accounts, the relative capitalization and cash availability of such accounts, investment time horizon, leverage ratios and other considerations.

Compensation. The portfolio manager is compensated for his work in managing the fund, as well as for work managing other products managed by Magnetar and/or its affiliates. The portfolio manager receives (a) a base salary and (b) a bonus based on both qualitative and quantitative factors, taking into account individual performance and performance of the fund and other products managed by Magnetar and/or its affiliates, as well as the success of MCP as a whole. In addition, the portfolio manager is eligible for retention incentives or other compensation intended to encourage long-term interest in the success of MCP's business, Magnetar and its clients, which include the fund.

Ownership of fund shares. As of December 31, 2019, the portfolio manager did not own shares of the fund.

II. PACE High Yield Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "ICE BofAML Global High Yield Index" as the benchmark index for PACE High Yield Investments are hereby replaced with "ICE BofA Global High Yield Index."

III. Disclosure of Portfolio Holdings

Effective immediately, the Prospectuses are hereby revised as follows:

The section captioned "Disclosure of portfolio holdings" beginning on page 158 of the Multi-Class Prospectus is revised by replacing the second paragraph of that section in its entirety with the following:

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-PORT for the last month of the applicable fiscal quarter and Forms N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, you may obtain copies of Forms N-PORT and annual and semiannual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

The section captioned "Disclosure of portfolio holdings and other information" beginning on page 158 of the Class P Prospectus is revised by replacing the second paragraph of that section in its entirety with the following:

Each fund, except UBS Government Money Market Investments Fund, will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's, except UBS Government Money Market Investments Fund, Forms N-PORT for the last month of the applicable fiscal quarter, and each fund's Forms N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, you may obtain copies of Forms N-PORT and annual and semiannual reports to shareholders from the funds upon request by calling 1-800-647 1568.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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